Supplemental information - Outstanding Risk Management Positions (Details) - 12 months ended Dec. 31, 2020	EUR (€) $ / Mcf $ / Mcf € / Mcf $ / MMBTU item $ / bbl	USD ($) $ / Mcf $ / Mcf € / Mcf $ / MMBTU item $ / bbl	CAD ($) $ / Mcf $ / Mcf € / Mcf $ / MMBTU item $ / bbl $ / shares
Crude oil dated brent Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	1,000	1,000	1,000
Derivative, weighted average bought put | $ / bbl	47.50	47.50	47.50
Derivative, sold call volume	1,000	1,000	1,000
Derivative, weighted average sold call | $ / bbl	53.75	53.75	53.75
Derivative, sold put volume	1,000	1,000	1,000
Derivative, weighted average sold put | $ / bbl	40.00	40.00	40.00
Derivatives, sold swap volume	2,000	2,000	2,000
Derivative, weighted average sold swap price | $ / bbl	49.18	49.18	49.18
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / bbl	0.00	0.00	0.00
Crude oil dated brent Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / bbl	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / bbl	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / bbl	0.00	0.00	0.00
Derivatives, sold swap volume	500	500	500
Derivative, weighted average sold swap price | $ / bbl	47.50	47.50	47.50
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / bbl	0.00	0.00	0.00
Crude oil west texas intermediate Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	4,500	4,500	4,500
Derivative, weighted average bought put | $ / bbl	45.00	45.00	45.00
Derivative, sold call volume	4,500	4,500	4,500
Derivative, weighted average sold call | $ / bbl	51.26	51.26	51.26
Derivative, sold put volume	4,500	4,500	4,500
Derivative, weighted average sold put | $ / bbl	37.50	37.50	37.50
Derivatives, sold swap volume	4,300	4,300	4,300
Derivative, weighted average sold swap price | $ / bbl	45.51	45.51	45.51
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / bbl	0.00	0.00	0.00
Crude oil west texas intermediate Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	4,000	4,000	4,000
Derivative, weighted average bought put | $ / bbl	45.00	45.00	45.00
Derivative, sold call volume	4,000	4,000	4,000
Derivative, weighted average sold call | $ / bbl	53.50	53.50	53.50
Derivative, sold put volume	4,000	4,000	4,000
Derivative, weighted average sold put | $ / bbl	37.50	37.50	37.50
Derivatives, sold swap volume	2,150	2,150	2,150
Derivative, weighted average sold swap price | $ / bbl	45.54	45.54	45.54
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / bbl	0.00	0.00	0.00
North American Gas Aeco Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	9,478	9,478	9,478
Derivative, weighted average sold swap price | $ / Mcf	2.12	2.12	2.12
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0	0	0
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	9,478	9,478	9,478
Derivative, weighted average sold swap price | $ / Mcf	2.12	2.12	2.12
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Q42021 [Member]
Statement [Line Items]
Description of presentation currency	CAD	CAD	CAD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0	0	0
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	3,194	3,194	3,194
Derivative, weighted average sold swap price | $ / Mcf	2.12	2.12	2.12
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	30,000	30,000	30,000
Derivative, weighted average sold swap price | $ / Mcf	(1.11)	(1.11)	(1.11)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	45,000	45,000	45,000
Derivative, weighted average sold swap price | $ / Mcf	(1.08)	(1.08)	(1.08)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	45,000	45,000	45,000
Derivative, weighted average sold swap price | $ / Mcf	(1.08)	(1.08)	(1.08)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q4 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	35,054	35,054	35,054
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)	(1.09)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	30,000	30,000	30,000
Derivative, weighted average sold swap price | $ / Mcf	(1.10)	(1.10)	(1.10)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	35,000	35,000	35,000
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)	(1.09)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	35,000	35,000	35,000
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)	(1.09)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Aeco Basis Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	11,793	11,793	11,793
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)	(1.09)
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Nymex Hh Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	15,000	15,000	15,000
Derivative, weighted average bought put | $ / Mcf	2.73	2.73	2.73
Derivative, sold call volume	15,000	15,000	15,000
Derivative, weighted average sold call | $ / Mcf	2.90	2.90	2.90
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	33,500	33,500	33,500
Derivative, weighted average sold swap price | $ / Mcf	2.86	2.86	2.86
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Nymex Hh Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	10,000	10,000	10,000
Derivative, weighted average bought put | $ / Mcf	2.65	2.65	2.65
Derivative, sold call volume	10,000	10,000	10,000
Derivative, weighted average sold call | $ / Mcf	2.77	2.77	2.77
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	28,500	28,500	28,500
Derivative, weighted average sold swap price | $ / Mcf	2.83	2.83	2.83
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Nymex Hh Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	10,000	10,000	10,000
Derivative, weighted average bought put | $ / Mcf	2.65	2.65	2.65
Derivative, sold call volume	10,000	10,000	10,000
Derivative, weighted average sold call | $ / Mcf	2.77	2.77	2.77
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	28,500	28,500	28,500
Derivative, weighted average sold swap price | $ / Mcf	2.83	2.83	2.83
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
North American Gas Nymex Hh Q4 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	10,000	10,000	10,000
Derivative, weighted average bought put | $ / Mcf	2.65	2.65	2.65
Derivative, sold call volume	10,000	10,000	10,000
Derivative, weighted average sold call | $ / Mcf	2.77	2.77	2.77
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	21,870	21,870	21,870
Derivative, weighted average sold swap price | $ / Mcf	2.78	2.78	2.78
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
Ventura Basis (Ventura less NYMEX Henry Hub) Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	0	0	0
Derivative, weighted average sold swap price | $ / Mcf	0.00	0.00	0.00
Derivative, bought swap volume	10,000	10,000	10,000
Derivative, weighted average bought swap price | $ / Mcf	0.04	0.04	0.04
Ventura Basis (Ventura less NYMEX Henry Hub) Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	0	0	0
Derivative, weighted average sold swap price | $ / Mcf	0.00	0.00	0.00
Derivative, bought swap volume	10,000	10,000	10,000
Derivative, weighted average bought swap price | $ / Mcf	0.04	0.04	0.04
Ventura Basis (Ventura less NYMEX Henry Hub) Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	0	0	0
Derivative, weighted average sold swap price | $ / Mcf	0.00	0.00	0.00
Derivative, bought swap volume	10,000	10,000	10,000
Derivative, weighted average bought swap price | $ / Mcf	0.04	0.04	0.04
Ventura Basis (Ventura less NYMEX Henry Hub) Q4 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / Mcf	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	0	0	0
Derivative, weighted average sold swap price | $ / Mcf	0.00	0.00	0.00
Derivative, bought swap volume	3,370	3,370	3,370
Derivative, weighted average bought swap price | $ / Mcf	0.04	0.04	0.04
SoCal Border Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume	0	0	0
Derivative, weighted average bought put | $ / MMBTU	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / Mcf	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / Mcf	0.00	0.00	0.00
Derivatives, sold swap volume	5,000	5,000	5,000
Derivative, weighted average sold swap price | $ / Mcf	3.40	3.40	3.40
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / Mcf	0.00	0.00	0.00
Conway Propane Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD	USD
Derivative, bought put volume | $ / MMBTU	0	0	0
Derivative, weighted average bought put | $ / MMBTU	0.00	0.00	0.00
Derivative, sold call volume	0	0	0
Derivative, weighted average sold call | $ / MMBTU	0.00	0.00	0.00
Derivative, sold put volume	0	0	0
Derivative, weighted average sold put | $ / MMBTU	0.00	0.00	0.00
Derivatives, sold swap volume	500	500	500
Derivative, weighted average sold swap price | $ / Mcf	56.00	56.00	56.00
Derivative, bought swap volume	0	0	0
Derivative, weighted average bought swap price | $ / MMBTU	0.00	0.00	0.00
European Gas Nbp Q1 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	58,962	58,962	58,962
Derivative, weighted average bought put | € / Mcf	5.37	5.37	5.37
Derivative, sold call volume	61,419	61,419	61,419
Derivative, weighted average sold call | € / Mcf	5.45	5.45	5.45
Derivative, sold put volume	58,962	58,962	58,962
Derivative, weighted average sold put | € / Mcf	3.88	3.88	3.88
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	49,135	49,135	49,135
Derivative, weighted average bought put | € / Mcf	5.37	5.37	5.37
Derivative, sold call volume	49,135	49,135	49,135
Derivative, weighted average sold call | € / Mcf	5.43	5.43	5.43
Derivative, sold put volume	49,135	49,135	49,135
Derivative, weighted average sold put | € / Mcf	3.87	3.87	3.87
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	49,135	49,135	49,135
Derivative, weighted average bought put | € / Mcf	5.37	5.37	5.37
Derivative, sold call volume	49,135	49,135	49,135
Derivative, weighted average sold call | € / Mcf	5.42	5.42	5.42
Derivative, sold put volume	49,135	49,135	49,135
Derivative, weighted average sold put | € / Mcf	3.87	3.87	3.87
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q4 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	58,962	58,962	58,962
Derivative, weighted average bought put | € / Mcf	5.37	5.37	5.37
Derivative, sold call volume	58,962	58,962	58,962
Derivative, weighted average sold call | € / Mcf	5.36	5.36	5.36
Derivative, sold put volume	58,962	58,962	58,962
Derivative, weighted average sold put | € / Mcf	3.88	3.88	3.88
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	34,394	34,394	34,394
Derivative, weighted average bought put | € / Mcf	5.18	5.18	5.18
Derivative, sold call volume	34,394	34,394	34,394
Derivative, weighted average sold call | € / Mcf	5.88	5.88	5.88
Derivative, sold put volume	34,394	34,394	34,394
Derivative, weighted average sold put | € / Mcf	3.63	3.63	3.63
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	27,024	27,024	27,024
Derivative, weighted average bought put | € / Mcf	5.07	5.07	5.07
Derivative, sold call volume	27,024	27,024	27,024
Derivative, weighted average sold call | € / Mcf	5.64	5.64	5.64
Derivative, sold put volume	27,024	27,024	27,024
Derivative, weighted average sold put | € / Mcf	3.50	3.50	3.50
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	14,740	14,740	14,740
Derivative, weighted average bought put | € / Mcf	4.86	4.86	4.86
Derivative, sold call volume	14,740	14,740	14,740
Derivative, weighted average sold call | € / Mcf	5.42	5.42	5.42
Derivative, sold put volume	14,740	14,740	14,740
Derivative, weighted average sold put | € / Mcf	3.42	3.42	3.42
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	14,740	14,740	14,740
Derivative, weighted average bought put | € / Mcf	4.86	4.86	4.86
Derivative, sold call volume	14,740	14,740	14,740
Derivative, weighted average sold call | € / Mcf	5.41	5.41	5.41
Derivative, sold put volume	14,740	14,740	14,740
Derivative, weighted average sold put | € / Mcf	3.42	3.42	3.42
Derivatives, sold swap volume	2,457	2,457	2,457
Derivative, weighted average sold swap price | € / Mcf	4.69	4.69	4.69
European Gas Nbp Q1 2023 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	7,370	7,370	7,370
Derivative, weighted average bought put | € / Mcf	4.74	4.74	4.74
Derivative, sold call volume	7,370	7,370	7,370
Derivative, weighted average sold call | € / Mcf	4.96	4.96	4.96
Derivative, sold put volume	7,370	7,370	7,370
Derivative, weighted average sold put | € / Mcf	3.32	3.32	3.32
European Gas Ttf Q2 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.25	4.25	4.25
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	3.93	3.93	3.93
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	2.93	2.93	2.93
European Gas Ttf Q3 2021 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.25	4.25	4.25
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	3.92	3.92	3.92
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	2.93	2.93	2.93
European Gas Ttf Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84	4.84
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64	5.64
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52	3.52
European Gas Ttf Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84	4.84
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64	5.64
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52	3.52
European Gas Ttf Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84	4.84
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64	5.64
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52	3.52
European Gas Ttf Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84	4.84
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64	5.64
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52	3.52
European Gas Ttf Q1 2023 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR	EUR
Derivative, bought put volume	2,457	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84	4.84
Derivative, sold call volume	2,457	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64	5.64
Derivative, sold put volume	2,457	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52	3.52
Swap Contract One [Member] | European Gas cross currency interest rate [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2021	Jan 2021	Jan 2021
Proceeds from sales or maturity of financial instruments, classified as investing activities | $		$ 1,200,342,790
Purchase of financial instruments, classified as investing activities | €	€ 1,570,298,550
Canadian Dollar Offered Rate	1.3082%	1.3082%	1.3082%
Swap Contract One [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Sep 2021	Jan 2020 - Sep 2021	Jan 2020 - Sep 2021
Initial Share Price | $ / shares			$ 20.9788
Share Volume | $			$ 2,250,000
Swap Contract Two [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Oct 2021	Jan 2020 - Oct 2021	Jan 2020 - Oct 2021
Initial Share Price | $ / shares			$ 22.4587
Share Volume | $			$ 1,500,000